Acquisitions and disposals (Details) € in Millions, £ in Millions		6 Months Ended
	May 31, 2025 EUR (€)	Sep. 30, 2025 EUR (€)	May 31, 2025 GBP (£)	May 31, 2025 EUR (€)
Disclosure Of Acqusition For Subsidiary [Line Items]
Revenue of acquiree	€ 943
Profit (loss) of acquiree	(209)
Revenue of combined entity	20,105
Profit (loss) of combined entity	946
Proceeds from contributions by owners	348
Gross loan commitments | £			£ 600
Non-controlling interests		€ (1,120)		€ 1,144
Gain recognised directly in retained earnings	€ 697
Transaction costs charged to other income		€ 31
Vodafone UK Trading Holdings Limited [Member]
Disclosure Of Acqusition For Subsidiary [Line Items]
Percentage of consideration paid in subsidiary	49.00%
Proportion of ownership interest in subsidiary	51.00%